Property on Operating Leases (Tables)	12 Months Ended
Mar. 31, 2011
Future Minimum Lease Rentals

Future minimum lease rentals expected to be received from property on operating leases at March 31, 2011 are as follows:

Years ending March 31	Yen (millions)
2012	¥241,097
2013	163,046
2014	60,470
2015	3,234
2016	505

Total future minimum lease rentals	¥468,352